SHARE CAPITAL - Disclosure of number of outstanding and exercisable restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	192,000	222,000	108,000
Exercise price | $ / shares	$ 11.38	$ 10.89	$ 13.15
Remaining life (Years) of RSUs	3 years 21 days	4 years 25 days
February 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	5,000
Number of RSUs Exercisable	2,500
Exercise price | $ / shares	$ 15.25
Remaining life (Years) of RSUs	2 years 4 months 2 days
February 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	7,000
Number of RSUs Exercisable	3,500
Exercise price | $ / shares	$ 15
Remaining life (Years) of RSUs	2 years 4 months 2 days
April 27, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	20,000
Number of RSUs Exercisable	10,000
Exercise price | $ / shares	$ 38.2
Remaining life (Years) of RSUs	2 years 6 months 25 days
December 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of RSU's Outstanding	160,000
Number of RSUs Exercisable	50,000
Exercise price | $ / shares	$ 7.75
Remaining life (Years) of RSUs	3 years 2 months 1 day